Warrant Liability	6 Months Ended
Jun. 30, 2022
Warrants At Fair Value Of Explanatory Abstract
WARRANT LIABILITY
NOTE 5:	WARRANT LIABILITY

During the year ended December 31, 2017, the Company raised gross funds amounted to $5,300 thousand by issuance of 2,400,000 ADS’s and 2,450,000 warrants to purchase the same amount of ADS’s. The warrants shall be exercisable six months following the issuance date and will expire five and one-half years from the issuance date. The number of warrants and their exercise price could be adjusted upon standard anti-dilution protection clauses and subject to a cashless exercise mechanism.

The Company accounted for the warrants issued to investors with a cashless exercise mechanism as a non-current liability according to provisions of IAS 32. The Company measured the warrants at fair value by using a Black and Scholes model. The warrants were measured in each reporting period. Changes in the fair value were recognized in the Company’s statement of comprehensive income (loss) as financial income or expense, as appropriate. The warrants were classified as level 3.

The Company used the following assumptions to estimate the Investors’ warrants:

	June 30, 2022	December 31, 2021
Risk-free interest rate (1)	1.48-1.68%	0.19%
Expected volatility (2)	67.52%	60.83-62.46%
Contractual term life (in years) (3)	0.13-0.18	0.63-0.68
Dividend yield (4)	0%	0%

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility - was calculated based on actual historical share price movements of the Company over a term that is equivalent to the contractual term of the option.

(3)	Expected life - the expected life was based on the expiration date of the warrants.

(4)	Dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

Outstanding warrants:

The table below summarizes the outstanding warrants as of June 30, 2022:

Warrants outstanding to purchase ADSs	Number of shares exercisable	Issuance date	Exercise price in USD (per warrant)	Expiration date

600,000	60,000,000	February 23, 2017	4.1	August 23, 2022
1,197,500	119,750,000	March 21, 2017	2.3	September 21, 2022
1,797,500	179,750,000

On February 16, 2022, 5,000,000 warrants from the February 17, 2017 round expired.

During the six and three months ended June 30, 2022, the Company recorded finance income at the amount of $1,032 thousands and $495 thousands, respectively, with respect of Warrant liability revaluation.

A summary of changes in warrants issued by the Company during the six months period ended June 30, 2022 and 2021 is as follows:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
	U.S. dollars in thousands
Balance as of January 1, 2021	-	-	2,637	2,637
Loss recognized in profit or loss in finance income (expense), net	-	-	1,289	1,289
Disposal	-	-	(512)	(512)
Warrant liability as of June 30, 2021	-	-	3,414	3,414

Warrant liability as of December 31, 2021	-	-	1,054	1,054
Gain recognized in profit or loss in finance income (expense), net	-	-	(1,032)	(1,032)
Warrant liability as of June 30, 2022	-	-	22	22